Segment information (Details Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 01, 2017	Jan. 02, 2017	Aug. 31, 2014
Hoegh Grace entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired		49.00%	49.00%	51.00%
Hoegh Grace entities [Member] | Consolidated Entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired			49.00%	51.00%
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85				$ 85
GDF Suez Neptune and the GDF Suez Cape Ann [Member]
Equity Method Investment, Ownership Percentage	50.00%